REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of Disaggregation of revenue from contracts with customers
The table below provides a breakdown of revenue for the years ended December 31:

	Telecommunication and infrastructure			Digital						Total revenue **
				Digital financial services*			Other digital
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023

Pakistan	1,158	1,044	930	377	277	156	89	61	33	1,624	1,382	1,119
Ukraine	1,040	903	908	—	—	—	124	22	11	1,164	925	919
Kazakhstan	708	762	704	34	36	27	74	56	43	816	854	774
Bangladesh	435	517	568	—	—	—	25	3	2	460	520	570
Uzbekistan	272	262	257	14	2	2	22	9	9	308	273	268
HQ, eliminations and Others	24	50	47	—	—	—	3	—	1	27	50	48

Total	3,637	3,538	3,414	425	315	185	337	151	99	4,399	4,004	3,698
*Digital financial services includes interest income of US$251 (2024: US$169; 2023: US$102) from loans to customers from our banking operations in Pakistan.
** Total revenue includes service revenue of US$4,335 (2024:US$3,979; 2023: US$3,679) and revenue from sale of equipment and accessories of US$64 (2024:US$25; 2023: US$19).

Summary of breakdown of contract balances
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2025	December 31, 2024

Contract balances
Receivables (billed)	708	537
Receivables (unbilled)	45	46
Contract liabilities	(224)	(137)

Capitalized costs
Customer acquisition costs	94	87

Summary of capitalized customer acquisition costs
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2025	December 31, 2024

Contract balances
Receivables (billed)	708	537
Receivables (unbilled)	45	46
Contract liabilities	(224)	(137)

Capitalized costs
Customer acquisition costs	94	87